Stock-based Activity (Details Narrative 2) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 14, 2013	Jun. 30, 2014	Nov. 30, 2012	Sep. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted		90,876	93,378
Unrecognized stock-based compensation expense, options	$ 667,633	$ 75,040,500
Unrecognized stock-based compensation expense, recognition period	2 years 4 months 24 days	2 years 6 months
Weighted average remaining Contractual term, stock options outstanding	7 years 8 months 12 days	7 years 10 months 24 days
Tax benefits for tax deductions related to stock-based compensation		$ 0
Stock options exercised		0	0
Two Thousand Eight Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Stock Plan						155,893	65,507
Stock Options granted				0
Two Thousand Fourteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares contingent upon forfeiture, expiration or cancellation					152,017
Employee option grants vest percentage on first anniversary		3 years
Description of share based award		The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years.
Two Thousand Fourteen Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period new issue of shares					351,443
Maximum term of options granted under Stock Plan		10 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested, number of shares		0
Stock option vesting period		4 years
Employee Stock Option [Member] | Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted		55,580